11. INCOME TAXES	12 Months Ended
Jan. 31, 2023
Notes
11. INCOME TAXES

11.INCOME TAXES

The income tax provision differs from income taxes, which would result from applying the expected tax rate to net loss before income taxes. The following table reconciles the expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of financial position and comprehensive loss for the years ended January 31, 2023, 2022 and 2021:

	2023	2022	2021

Loss before income taxes	$(903,039)	$(34,405,463)	$(643,227)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(243,821)	(9,289,475)	(173,671)

Differences resulting from:
Option based payments	116,882	1,117,423	59,722
Other items	1,939	3,052	1,949
Increase/(decrease) in deferred tax assets not recognized	125,000	8,169,000	112,000

Provision for income tax expense	$-	$-	$-

The unrecognized deductible temporary differences are as follows:

	2023	2022	2021
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$11,258,000	$10,801,000	$10,369,000
Exploration and evaluation asset costs	34,926,000	34,926,000	5,089,000

Total Unrecognized deductible temporary differences not recognized	$46,184,000	$45,727,000	$15,458,000

The Company has Canadian non-capital loss carry forwards which expire as follows:

2026	$605,469
2027	808,472
2028	942,980
2029	466,936
2030	957,373
2031	974,551
2032	876,759
2033	910,383
2034	908,862
2035	606,902
2036	488,504
2037	366,614
2038	336,016
2039	205,817
2040	522,300
2041	406,645
2042	416,062
2043	457,565

Total	$11,258,210

Deferred tax assets have not been recognized in these financial statements because at this stage of the Company’s development, it is not determinable that future taxable profit will be available against which the Company can utilize such deferred tax assets.